Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Disclosure of cash and cash equivalents [text block] [Abstract]
Disclosure of cash and cash equivalents [text block]

NOTE 6 - CASH AND CASH EQUIVALENTS:

	As of December 31,
	2019	2018
	USD in thousands
Cash in banks	3,836	5,077
Short-term bank deposits	3,200	5,548
	7,036	10,625

The currencies in which the cash and cash equivalents are denominated or to which they are linked are as follows:

	December 31
	2019	2018
	USD in thousands
USD	6,658	7,591
NIS	362	2,943
Other currencies	16	91
	7,036	10,625

The carrying amount of cash and cash equivalents approximates their fair value.